Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	661,062	579,521	590,047	465,247
Options exercisable, number of options	364,715
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	18,141
Options outstanding, weighted average remaining contractual life (in years)	7 months 6 days
Options exercisable, number of options	18,141
Options exercisable, weighted average remaining contractual life (in years)	7 months 6 days
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	14,865
Options outstanding, weighted average remaining contractual life (in years)	3 years 3 months 18 days
Options exercisable, number of options	14,865
Options exercisable, weighted average remaining contractual life (in years)	3 years 3 months 18 days
28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 28.38
Options outstanding, number of options	23,699
Options outstanding, weighted average remaining contractual life (in years)	1 year 4 months 24 days
Options exercisable, number of options	23,699
Options exercisable, weighted average remaining contractual life (in years)	1 year 4 months 24 days
39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 39.62
Options outstanding, number of options	66,343
Options outstanding, weighted average remaining contractual life (in years)	2 years 1 month 6 days
Options exercisable, number of options	66,343
Options exercisable, weighted average remaining contractual life (in years)	2 years 1 month 6 days
$36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 36.11
Options outstanding, number of options	72,212
Options outstanding, weighted average remaining contractual life (in years)	3 years 3 months 18 days
Options exercisable, number of options	72,212
Options exercisable, weighted average remaining contractual life (in years)	3 years 3 months 18 days
$33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.83
Options outstanding, number of options	62,418
Options outstanding, weighted average remaining contractual life (in years)	4 years 1 month 6 days
Options exercisable, number of options	62,418
Options exercisable, weighted average remaining contractual life (in years)	4 years 1 month 6 days
32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 32.54
Options outstanding, number of options	107,037
Options outstanding, weighted average remaining contractual life (in years)	5 years 4 months 24 days
Options exercisable, number of options	107,037
Options exercisable, weighted average remaining contractual life (in years)	5 years 4 months 24 days
$41.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 41.84
Options outstanding, number of options	115,758
Options outstanding, weighted average remaining contractual life (in years)	6 years 4 months 24 days
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)
47.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 47.98
Options outstanding, number of options	103,923
Options outstanding, weighted average remaining contractual life (in years)	7 years 1 month 6 days
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)
$35.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 35.69
Options outstanding, number of options	26,666
Options outstanding, weighted average remaining contractual life (in years)	7 years 4 months 24 days
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)
$34.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 34.9
Options outstanding, number of options	50,000
Options outstanding, weighted average remaining contractual life (in years)	7 years 6 months
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)